Major Events in the Period and Events After the Period - Acquisition of the Clinical-stage Biopharmaceutical Company Versantis (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net assets and liabilities of Business Combination [Line Items]
Other current tax liabilities	€ 4,906,000		€ 4,906,000
Current provisions	56,000		61,000
Current trade and other payables	21,705,000		14,845,000
Other non-current financial assets	4,986,000		4,914,000
Property, plant and equipment	8,144,000		8,210,000
Current trade and others receivables	20,184,000		15,906,000
Cash and cash equivalents	111,826,000	€ 209,115,000	€ 136,001,000	€ 258,756,000
General and administrative expense	9,105,000	8,229,000
Research and development expense	25,630,000	17,599,000
ClosingForeignExchangeRateCHFEuro	1.02166
ClosingForeignExchangeRateUSDEuro	€ 0.92030	€ 0.96274